Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 3,221	$ 1,105	$ 293
Current assets from discontinued operations			9,926,991
Total current assets	5,774,341	3,296,135	9,932,284
Noncurrent assets:
Total assets	8,582,376	6,083,266	21,698,128
Current liabilities:
Other current liabilities	22,502	59,000	13,500
Current liabilities from discontinued operations			21,158,559
Total current liabilities	7,987,126	5,732,078	24,195,684
Noncurrent liabilities:
Deferred tax liabilities	63,942	63,942
Total liabilities	8,051,068	5,796,020	24,195,684
Commitment and Contingencies
STOCKHOLDERS’ EQUITY
Preferred stock: 40,000,000 shares authorized, no shares issued and outstanding
Common stock: 100,000,000 shares authorized, 41,109,458 shares and 41,109,458 shares issued and outstanding as of December 31, 2025 and 2024	41,110	41,110	41,110
Additional paid-in capital	2,799,035	2,799,035	2,799,035
Accumulated deficit	(2,309,823)	(2,553,885)	(5,421,529)
Accumulated other comprehensive income	986	986	83,828
Total stockholders’ (deficit) equity	531,308	287,246	(2,497,556)
Total liabilities and stockholders’ equity	8,582,376	6,083,266	21,698,128
Related Party [Member]
Current assets:
Accounts receivables – related parties	5,771,120	3,295,030
Noncurrent assets:
Long term Account receivables-Related party	2,808,035	2,787,131
Current liabilities:
Accounts payables – related parties	4,485,773	2,498,787
Other payables - related parties	3,478,851	3,174,291	3,023,625
Nonrelated Party [Member]
Current assets:
Advances to vendors			5,000
Current assets from discontinued operations			9,926,991
Noncurrent assets:
Noncurrent assets from discontinued operations			$ 11,765,844